Business, basis of presentation, new accounting standards and summary of significant accounting policies (Details) $ in Thousands		1 Months Ended		3 Months Ended						9 Months Ended		12 Months Ended
	May 31, 2025	Dec. 31, 2025 shares	Jun. 30, 2025	Sep. 30, 2025 USD ($) shares	Jun. 30, 2025 USD ($)	Mar. 31, 2025 USD ($)	Sep. 30, 2024 USD ($)	Jun. 30, 2024 USD ($)	Mar. 31, 2024 USD ($)	Sep. 30, 2025 USD ($) segment location shares	Sep. 30, 2024 USD ($)	Dec. 31, 2024 USD ($) segment shares	Dec. 31, 2023 USD ($) shares
Business, basis of presentation, new accounting standards and summary of significant accounting policies
Outstanding common stock ratio	0.2		0.03
Common Stock, Shares Authorized | shares				100,000,000						100,000,000		100,000,000	100,000,000
Cash				$ 14,277						$ 14,277		$ 16,017	$ 22,435
Accumulated deficit				146,900						146,900		135,857	108,265
Net loss				$ 3,377	$ 3,995	$ 3,671	$ 5,652	$ 10,053	$ 6,714	11,043	$ 22,419	27,592	12,470
Net cash used in operating activities										$ 10,841	$ 19,241	$ 24,710	$ 10,799
Number of reportable segments | segment										1		1
Number of geographic location in the United States | location										1
Subsequent Event
Business, basis of presentation, new accounting standards and summary of significant accounting policies
Reverse stock split ratio		0.09
Outstanding common stock ratio	0.2		0.03
Common Stock, Shares Authorized | shares		100,000,000